Fair value of financial instruments - Reconciliation Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value of financial instruments
Financial liabilities at beginning of period	€ (9,498)
Adoption of IFRS 9		€ 4	€ (54)
Financial liabilities at end of period	(8,896)	(9,498)
Level 3
Fair value of financial instruments
Financial liabilities at end of period	(659)
At Fair Value-Liabilities | Level 3
Fair value of financial instruments
Financial liabilities at beginning of period	(707)	(672)
Financial liabilities balance restated		(672)
Net gains/(losses) in income statement	35	34
Deductions	1	8
Other movements	12	(9)
Financial liabilities at end of period	€ (659)	€ (707)